UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCS Capital Management, LLC

Address:   1 Winthrop Square
           Boston, MA 02110


Form 13F File Number: 028-14545


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph McCuine
Title:  Chief Operating Officer
Phone:  (617) 204-6400

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph McCuine                 Boston, MA                         1/28/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      636,193
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                          FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- --------  --------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING  AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- --------  -------- ------ ----
EGA EMERGING GLOBAL SHS TR     EGS EMKTCONS ETF 268461779    34332   1288729 SH       SOLE	            1288729      0    0
ISHARES TR                     CORE TOTUSBD ETF 464287226    10532     94811 SH       SOLE                    94811      0    0
ISHARES TR                     MSCI ACWI EX     464288240     2416     57683 SH       SOLE                    57683      0    0
ISHARES TR                     MSCI EAFE INDEX  464287465   104001   1829080 SH       SOLE                  1829080      0    0
ISHARES TR                     RUSSELL 3000     464287689    93559   1104851 SH	      SOLE                  1104851      0    0
ISHARES TR                     S&P NA NAT RES   464287374     1817     47606 SH       SOLE                    47606      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107   269955   1666176 SH       SOLE                  1666176      0    0
SPDR S&P 500 ETF TR            TR UNIT          78462F10      8197     57557 SH       SOLE                    57557      0    0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858   111384   2501321 SH       SOLE                  2501321      0    0




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